OTHER LIABILITIES - LONG TERM	12 Months Ended
Mar. 31, 2011
OTHER LIABILITIES - LONG TERM

Note 23          OTHER LIABILITIES – LONG TERM

Other long-term liabilities are made up of unsecured liabilities connected to the purchase of assets as follows:

Other Long-Term Liabilities	3.31.11	3.31.10
	KUSD	KUSD
Purchase Assets L911	3.448,2	4.426,3
Purchase Assets Fastworks	506,2
Purchase Assets Permessa	1.162,3
Purchase Assets Salesplace	1.011,0
	6.127,7	4.426,3

Expected payments over the next 5 fiscal years stated in KUSD.

		Purchase	Purchase	Purchase
	Purchase	Assets	Assets	Assets
	Asset L911	Fastworks	Permessa	Salesplace

Interset	4.50%	5.50%	0.00%	0.00%

Expiration date	Sep 30, 2013	April 15, 2013	June 30, 2013	Jan 15, 2013
2012	745.9	119.2	7 57.9	5 04.8
2013	33.5	133.9	1,004.3	669.6
2014	3,414.7	372.3	1 58.0	3 41.5
2015	-	-	-	-
2016	-	-	-	-
Thereafter	-	-	-	-
Total	4,194.1	625.4	1,920.2	1,515.8